Financial Instruments (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Maximum	Dec. 31, 2012 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2011 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) CNY
Fair Value Measurements
Term of original maturity of liquid investments				3 months
Time deposits-short term	$ 2,102,480	13,098,661	9,704,777		13,098,661	9,704,777
Time deposits-long term	78,650	490,000			490,000
Held-to-maturity securities-fixed rate investments		953,035	993,606				953,035	993,606
Other short-term investments		120,504					120,504
Liquid investments within 3 months			153,853			153,853
Total		14,662,200	10,852,236		13,588,661	9,858,630	1,073,539	993,606